Vessels, net - Disposals (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Sale price	$ 195,000
Carrying value on sale	(144,235)
Other sale expenses	(3,953)
Gain on sale	46,812	$ (0)	$ (0)
M/V CMA CGM Magdalena [Member]
Property, Plant and Equipment [Line Items]
Sale price	99,000
Carrying value on sale	(71,598)
Other sale expenses	(2,018)
Gain on sale	25,384
M/V Adonis [Member]
Property, Plant and Equipment [Line Items]
Sale price	96,000
Carrying value on sale	(72,637)
Other sale expenses	(1,935)
Gain on sale	$ 21,428